Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 220,794	$ 548,484
Short-term investments	191,577	2,827
Accounts receivable, net	77,969	35,996
Prepaid and other current assets (including $10,104 and $nil , respectively, of short-term prepayment to a related party)	34,521	64,457
Due from Sohu	324	393
Restricted time deposits	282,186	393,019
Total current assets	807,371	1,045,176
Fixed assets, net	243,837	246,674
Intangible assets, net	68,276	73,395
Long-term investments, net	5,138	0
Goodwill	258,997	180,252
Restricted time deposits	135,256	31,655
Other assets, net (including $259 and $nil, respectively, of long-term prepayment to a related party)	29,090	8,060
Total assets	1,547,965	1,585,212
Liabilities and shareholders' equity
Accounts payable (including $332 and $331, respectively, of accounts payable to a related party and accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $25,986 and $27,153, respectively)	50,782	57,438
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $43,252 and $37,871, respectively)	39,178	43,842
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $2,316 and $2,727, respectively)	55,592	49,450
Accrued liabilities to suppliers (including accrued liabilities to suppliers of consolidated VIEs without recourse to the Company of $9,314 and $14,295, respectively)	17,240	22,987
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $1,453 and $5,139, respectively)	18,471	31,214
Short-term bank loans	25,500	410,331
Other accrued liabilities (including other accrued liabilities of consolidated VIEs without recourse to the Company of $9,530 and $9,618, respectively)	14,893	14,872
Deferred tax liabilities	22,356	18,814
Current contingent consideration	3,935	0
Total current liabilities	247,947	648,948
Long-term accounts payable	5,143	6,252
Long-term bank loans	344,500	0
Long-term deferred tax liabilities (including long-term deferred tax liabilities of consolidated VIEs without recourse to the Company of $3,777 and $1,799, respectively)	5,748	12,334
Long-term contingent consideration (including long-term contingent consideration of consolidated VIEs without recourse to the Company of $4,162 and $1,929, respectively)	1,929	4,162
Total liabilities	605,267	671,696
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	96,004	92,066
Treasury shares (1,181 and 1,510 shares, respectively, as of December 31, 2013 and 2014)	(20,817)	(17,240)
Statutory reserves	9,367	9,367
Retained earnings	735,962	739,343
Accumulated other comprehensive income	68,802	71,733
Total Changyou.com Limited shareholders' equity	890,388	896,338
Non-controlling interest	52,310	17,178
Total shareholders' equity	942,698	913,516
Total liabilities and shareholders' equity	1,547,965	1,585,212
Class A ordinary shares [Member]
Shareholders' equity:
Ordinary shares	245	244
Class B ordinary shares [Member]
Shareholders' equity:
Ordinary shares	$ 825	$ 825